Federated Hermes MDT All Cap Core Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.15%	13.15%	14.28%
Class A C IS and R6 Shares [Member] | Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]	17.15%	13.15%	14.28%
Class A C IS and R6 Shares [Member] | Morningstar Large Blend Funds Category Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.56%	12.15%	12.54%
Class A C IS and R6 Shares [Member] | A
Prospectus [Line Items]
Average Annual Return, Percent		13.28%	15.38%	15.26%
Class A C IS and R6 Shares [Member] | C
Prospectus [Line Items]
Average Annual Return, Percent		17.98%	15.80%	15.21%
Class A C IS and R6 Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent		20.24%	17.04%	16.25%
Class A C IS and R6 Shares [Member] | IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.92%	14.55%	14.50%
Class A C IS and R6 Shares [Member] | IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.83%	12.91%	13.07%
Class A C IS and R6 Shares [Member] | R6
Prospectus [Line Items]
Average Annual Return, Percent		20.27%	17.05%	16.20%

[1]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.